COMPANY'S OPERATIONS - Purchase and sale of rural properties and forests (Details) - Purchase and sale agreement - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 05, 2021	Dec. 31, 2021
COMPANY'S OPERATIONS
Final purchase price	R$ 1,056,755
Amount of final purchase price recognized in other liabilities	375,860
Amount of final purchase price recognized in other operating results	680,895
Cost of properties recognized in other operating results	289,867
Net income	391,028
Amount of proceeds from sale of rural properties held in escrow and classified as non-current marketable securities	50,415
Regularization costs recognized	R$ 8,000
Sales revenue recognized		R$ 833,640